Statements of Net Assets Available for Benefits - Rhinebeck Bank 401(k) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments at fair value	$ 30,723,635	$ 25,627,515
Investments at contract value	2,258,350	2,110,600
Notes receivable from participants	408,746	407,915
Net Assets Available for Benefits	$ 33,390,731	$ 28,146,030